Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total principal	$ 976,155	$ 1,166,301
Unamortized discount and debt issuance costs	(9,504)	(1,696)
Total debt	966,651	1,164,605
Less: current portion	(155,690)	(174,047)
Non-current portion of long-term debt	810,961	990,558
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal	509,368	635,330
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	$ 466,787	$ 530,971